UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atherton Lane Advisers, LLC
Address:  3000 Sand Hill Road, Bldg. 1, Suite 270
          Menlo Park, CA 94025

Form 13F File Number:   28-11768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William McDonnell
Title: Chief Compliance Officer
Phone: (650) 233-1200

Signature, Place and Date of Signing:


William McDonnell             Menlo Park, CA          July 30, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                116

Form 13F Information Table Value Total:         833,084 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

AFLAC INC               COM      001055102  233       7,500      SH          SOLE            7,500
AT&T INC                COM      00206R102  522       21,024     SH          SOLE            21,024
ACME PACKET INC         COM      004764106  285       28,114     SH          SOLE            28,114
ADOBE SYSTEMS INC       COM      00724F101  11,535    407,586    SH          SOLE            407,586
AIR PRODUCTS &          COM      009158106  11,244    174,090    SH          SOLE            174,090
CHEMICALS INC
ALCOA INC               COM      013817101  14,366    1,390,703  SH          SOLE            1,390,703
ALTRIA GROUP INC        COM      02209S103  188       11,489     SH          SOLE            11,489
AMERICAN EXPRESS CO     COM      025816109  459       19,751     SH          SOLE            19,751
AMERICAN INTL GROUP INC COM      026874107  25        21,695     SH          SOLE            21,695
ANADARKO PETROLEUM CORP COM      032511107  12,667    279,064    SH          SOLE            279,064
APACHE CORP             COM      037411105  647       8,969      SH          SOLE            8,969
APPLE INC               COM      037833100  787       5,524      SH          SOLE            5,524
APPLIED MATERIALS INC   COM      038222105  233       21,134     SH          SOLE            21,134
BP PLC ADR              ADR      055622104  756       15,862     SH          SOLE            15,862
BANK AMER CORP          COM      060505104  18,350    1,390,137  SH          SOLE            1,390,137
BARRICK GOLD CORP       COM      067901108  33,598    1,001,431  SH          SOLE            1,001,431
BAXTER INTERNATIONAL    COM      071813109  233       4,400      SH          SOLE            4,400
INC
BHP BILLITON LTD        ADR      088606108  12,772    233,372    SH          SOLE            233,372
SPNSRD ADR'S
BOEING COMPANY          COM      097023105  7,731     181,895    SH          SOLE            181,895
BRISTOL MYERS SQUIBB CO COM      110122108  3,229     159,001    SH          SOLE            159,001
BURLINGTON NORTHN       COM      12189T104  8,541     116,142    SH          SOLE            116,142
SANTA FE CP
CVS CAREMARK CORP       COM      126650100  363       11,382     SH          SOLE            11,382
CALIFORNIA WATER        COM      130788102  6,751     183,259    SH          SOLE            183,259
SERVICE GRP
CATERPILLAR INC DEL     COM      149123101  12,723    385,065    SH          SOLE            385,065
CHEVRON CORP NEW        COM      166764100  2,356     35,561     SH          SOLE            35,561
CHINA LIFE INSURANCE    COM      16939P106  16,352    294,954    SH          SOLE            294,954
CO LTD
CHINA MOBILE LTD ADR    ADR      16941M109  19,417    387,712    SH          SOLE            387,712
CISCO SYS INC           COM      17275R102  20,836    1,117,225  SH          SOLE            1,117,225
CITIGROUP INC           COM      172967101  105       35,311     SH          SOLE            35,311
COCA-COLA FEMSA SA      ADR      191241108  321       8,000      SH          SOLE            8,000
SPON ADR
CONCUR TECHNOLOGIES     COM      206708109  588       18,915     SH          SOLE            18,915
CTRIP COM INTL LTD ADR  ADR      22943F100  13,823    298,547    SH          SOLE            298,547
DEERE & CO              COM      244199105  10,112    253,113    SH          SOLE            253,113
DEVON ENERGY CORP (NEW) COM      25179M103  12,314    225,948    SH          SOLE            225,948
DONALDSON COMPANY, INC  COM      257651109  611       17,633     SH          SOLE            17,633
DU PONT E I DE NEMOURS  COM      263534109  280       10,945     SH          SOLE            10,945
& CO
EMERSON ELECTRIC        COM      291011104  6,364     196,419    SH          SOLE            196,419
COMPANY
ENCANA CORP             COM      292505104  5,553     112,248    SH          SOLE            112,248
EXXON MOBIL CORP        COM      30231G102  10,997    157,301    SH          SOLE            157,301
GAMMON GOLD INC         COM      36467T106  100       15,000     SH          SOLE            15,000
GARDNER DENVER          COM      365558105  213       8,470      SH          SOLE            8,470
MACHINERY INC
GENERAL ELEC CO         COM      369604103  1,179     100,618    SH          SOLE            100,618
GENWORTH FINANCIAL INC  COM      37247D106  106       15,190     SH          SOLE            15,190
GILEAD SCIENCES INC     COM      375558103  12,930    276,036    SH          SOLE            276,036
GOLDCORP INC            COM      380956409  25,935    746,331    SH          SOLE            746,331
GOLDMAN SACHS GROUP INC COM      38141G104  26,011    176,417    SH          SOLE            176,417
GOOGLE INC CLASS A      CL A     38259P508  12,118    28,743     SH          SOLE            28,743
HEWLETT PACKARD CORP    COM      428236103  10,820    279,937    SH          SOLE            279,937
HONEYWELL               COM      438516106  10,694    340,583    SH          SOLE            340,583
INTERNATIONAL INC
INTEL CORP              COM      458140100  16,267    982,895    SH          SOLE            982,895
INTERNATIONAL BUSINESS  COM      459200101  1,430     13,692     SH          SOLE            13,692
MACHS
IPASS INC               COM      46261V108  21        13,041     SH          SOLE            13,041
ISHARES MSCI BRAZIL     MSCI     464286400  33,526    632,915    SH          SOLE            632,915
INDEX FUND              BRAZIL
ISHARES INC MSCI        MSCI     464286673  54,178    6,006,484  SH          SOLE            6,006,484
SINGAPORE               SINGAPORE
ISHARES INC MSCI JAPAN  MSCI     464286848  436       46,285     SH          SOLE            46,285
                        JAPAN
ISHARES INC MSCI HONG   MSCI     464286871  65,533    4,769,499  SH          SOLE            4,769,499
KONG                    HONG
                        KONG
ISHARES TRUST DJ SEL    DJ SEL   464287168  389       10,994     SH          SOLE            10,994
DIV INDEX               DIV INX
ISHARES FTSE/XINHUA     FTSE     464287184  37,308    972,319    SH          SOLE            972,319
CHINA 25                XNHUA
                        IDX
JPMORGAN CHASE & CO     COM      46625H100  933       27,345     SH          SOLE            27,345
JOHNSON & JOHNSON       COM      478160104  1,916     33,724     SH          SOLE            33,724
LOCKHEED MARTIN CORP    COM      539830109  6,117     75,844     SH          SOLE            75,844
MACROVISION SOLUTIONS   COM      55611C108  2,056     94,262     SH          SOLE            94,262
CORP
MCDONALDS CORP          COM      580135101  387       6,735      SH          SOLE            6,735
MEDTRONIC INC           COM      585055106  6,188     177,357    SH          SOLE            177,357
MICROSOFT CORP          COM      594918104  1,214     51,066     SH          SOLE            51,066
MIDCAP SPDR TRUST       UNIT     595635103  326       3,095      SH          SOLE            3,095
                        SER 1
MILLIPORE CORP          COM      601073109  7,810     111,241    SH          SOLE            111,241
MONOGRAM BIOSCIENCES    COM      60975U207  45        10,000     SH          SOLE            10,000
INC
MONSANTO COMPANY        COM      61166W101  9,726     130,838    SH          SOLE            130,838
MOTOROLA INC            COM      620076109  99        14,872     SH          SOLE            14,872
NASDAQ OMX GROUP INC    COM      631103108  3,036     142,460    SH          SOLE            142,460
NETAPP INC              COM      64110D104  211       10,700     SH          SOLE            10,700
NEW ORIENTAL EDUC &     COM      647581107  8,965     133,088    SH          SOLE            133,088
TECH GROUP
NIKE INC CL B           CL B     654106103  4,752     91,775     SH          SOLE            91,775
NUANCE COMMUNICATIONS   COM      67020Y100  166       13,708     SH          SOLE            13,708
INC
OCEANAGOLD CORP         COM      675222103  89        100,000    SH          SOLE            100,000
ORACLE CORP             COM      68389X105  12,080    563,973    SH          SOLE            563,973
PACIFIC FUEL CELL CORP  COM      694288101  1         60,000     SH          SOLE            60,000
PEPSICO INC             COM      713448108  548       9,967      SH          SOLE            9,967
PETROCHINA CO LTD       COM      71646E100  15,023    135,982    SH          SOLE            135,982
PFIZER INC              COM      717081103  413       27,523     SH          SOLE            27,523
PHILIP MORRIS INTL INC  COM      718172109  742       17,006     SH          SOLE            17,006
POWERSHARES QQQ TRUST   UNIT     73935A104  3,221     88,548     SH          SOLE            88,548
SER-1                   SER 1
PRAXAIR INC             COM      74005P104  227       3,187      SH          SOLE            3,187
PROCTER & GAMBLE CO     COM      742718109  6,302     123,333    SH          SOLE            123,333
PUBLIC STORAGE          COM      74460D109  2,378     36,319     SH          SOLE            36,319
RASER TECHNOLOGIES INC  COM      754055101  61        21,710     SH          SOLE            21,710
ROYAL BANK OF CANADA    COM      780087102  10,370    253,854    SH          SOLE            253,854
ROYAL DUTCH SHELL PLC   ADR      780259206  702       13,990     SH          SOLE            13,990
CL A ADR
S&P DEPOSITORY          UNIT     78462F103  568       6,173      SH          SOLE            6,173
RECEIPTS TRUST          SER 1
SPDR GOLD TRUST         GOLD SHS 78463V107  659       7,223      SH          SOLE            7,223
SPDR BARCLAYS CAPITAL   BRCLYS   78464A516  1,297     23,721     SH          SOLE            23,721
INTL                    INTL ETF
SABA SOFTWARE INC (NEW) COM      784932600  106       27,500     SH          SOLE            27,500
SCHLUMBERGER LIMITED    COM      806857108  8,081     149,336    SH          SOLE            149,336
SCHWAB CHARLES CORP     COM      808513105  21,864    1,246,540  SH          SOLE            1,246,540
SILICON STORAGE         COM      827057100  150       80,250     SH          SOLE            80,250
TECHNOLOGY INC
J.M. SMUCKER CO (NEW)   COM      832696405  376       7,737      SH          SOLE            7,737
SOURCEFIRE, INC         COM      83616T108  215       17,361     SH          SOLE            17,361
SPIRIT AEROSYSTEMS      CL A     848574109  1,295     94,229     SH          SOLE            94,229
HOLD - CL A
STARBUCKS CORPORATION   COM      855244109  5,783     416,314    SH          SOLE            416,314
STRYKER CORP            COM      863667101  4,423     111,299    SH          SOLE            111,299
SUNTECH POWER HOLDINGS  ADR      86800C104  8,966     502,038    SH          SOLE            502,038
- ADR
TARGET CORP             COM      87612E106  9,709     245,979    SH          SOLE            245,979
TEXAS INSTRUMENTS INC   COM      882508104  9,999     469,417    SH          SOLE            469,417
3M CO                   COM      88579Y101  13,782    229,317    SH          SOLE            229,317
TRISTAR OIL & GAS LTD.  COM      89677E104  95        10,000     SH          SOLE            10,000
UNITED PARCEL SERVICE   COM      911312106  7,818     156,397    SH          SOLE            156,397
INC
VARIAN MEDICAL SYSTEMS  COM      92220P105  422       12,000     SH          SOLE            12,000
INC
VMWARE INC - CLASS A    CL A     928563402  6,753     247,650    SH          SOLE            247,650
WAL MART STORES INC     COM      931142103  11,160    230,390    SH          SOLE            230,390
WELLPOINT INC           COM      94973V107  1,079     21,205     SH          SOLE            21,205
WELLS FARGO & CO (NEW)  COM      949746101  18,684    770,137    SH          SOLE            770,137
WYETH CORP              COM      983024100  365       8,047      SH          SOLE            8,047
YAHOO INC               COM      984332106  5,313     339,256    SH          SOLE            339,256
ARCH CAPITAL GROUP LTD  COM      G0450A105  356       6,078      SH          SOLE            6,078
ACCENTURE LTD BERMUDA   CL A     G1150G111  201       6,000      SH          SOLE            6,000
CLASS A
